CPE Inc. (Parent Company Only) Financial Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Statements of Operations
Management fee	$ 353,234	$ 374,816	$ 329,996	$ 338,052	$ 374,825	$ 425,861	$ 343,183	$ 372,903	$ 1,396,097	$ 1,516,772	$ 1,553,661
Costs and expenses
Total costs and expenses									1,283,715	1,274,906	1,300,918
Income (Loss) before equity in earnings of consolidated subsidiaries and income taxes	26,865	33,831	17,067	34,619	54,482	81,634	58,722	47,027	112,382	241,866	252,743
Interest expense									(41,665)	(36,327)	(33,866)
Tax agreement benefit (expense)									(10,515)	29,000	(19,854)
Income tax (expense) benefit									(11,629)	(62,614)	(11,449)
Current assets
Deferred income taxes	18,326				28,112				18,326	28,112
Due from related party	742				1,561				742	1,561
Other assets	19,541				16,513				19,541	16,513
Total current assets	531,561				495,795				531,561	495,795
Deferred income taxes	91,361				101,075				91,361	101,075
Other assets	44,855				40,525				44,855	40,525
Total assets	2,357,425				2,351,323				2,357,425	2,351,323
Current liabilities
Accounts payable	59,046				49,589				59,046	49,589
Current portion of tax agreement liability	13,504				19,485				13,504	19,485
Accrued Expenses	41,463				50,364				41,463	50,364
Total current liabilities	307,401				314,750				307,401	314,750
Tax agreement liability, net of current portion	90,091				97,053				90,091	97,053
Total liabilities	1,355,376				1,420,301				1,355,376	1,420,301
Total liabilities and equity	2,357,425				2,351,323				2,357,425	2,351,323
Cloud Peak Energy Inc.
Condensed Statements of Operations
Management fee									9,535	8,076	7,254
Costs and expenses
General and administrative expenses									9,570	8,076	7,254
Total costs and expenses									9,570	8,076	7,254
Income (Loss) before equity in earnings of consolidated subsidiaries and income taxes									(35)
Equity in earnings of CPE Resources									58,898	155,609	201,221
Interest expense										(312)	(104)
Tax agreement benefit (expense)									(10,515)	29,000	(19,854)
Income tax (expense) benefit									3,850	(10,578)	8,536
Net income attributable to controlling interest									51,971	173,720	189,797
Current assets
Deferred income taxes	4,960				7,015				4,960	7,015
Due from related party					12,554					12,554
Other assets	8,715				289				8,715	289
Total current assets	13,675				19,858				13,675	19,858
Deferred income taxes	33,087				34,939				33,087	34,939
Other assets	48				48				48	48
Investment in CPE Resources	1,068,270				999,190				1,068,270	999,190
Total assets	1,115,080				1,054,036				1,115,080	1,054,036
Current liabilities
Accounts payable					18					18
Due to related parties	6,191								6,191
Current portion of tax agreement liability	13,504				19,485				13,504	19,485
Accrued Expenses	3,245				6,457				3,245	6,457
Total current liabilities	22,940				25,960				22,940	25,960
Tax agreement liability, net of current portion	90,091				97,053				90,091	97,053
Total liabilities	113,030				123,013				113,030	123,013
Total stockholders equity	1,002,048				931,022				1,002,048	931,022
Total liabilities and equity	$ 1,115,080				$ 1,054,036				$ 1,115,080	$ 1,054,036